CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 77,048,991	$ 8,197,193	$ (58,589,104)	$ 26,657,082
Beginning Balance (Shares) at Dec. 31, 2016	76,594,956
Loss for the year			(61,287)	(61,287)
Share-based payments		22,309		22,309
Common shares and warrants issued	$ 237,883			237,883
Common shares and warrants issued (Shares)	2,750,000
Ending Balance at Dec. 31, 2017	$ 77,286,874	8,219,502	(58,650,391)	26,855,985
Ending Balance (Shares) at Dec. 31, 2017	79,344,956
Loss for the year			(664,761)	(664,761)
Share-based payments		1,676		1,676
Common shares and warrants issued	$ 2,089,332			2,089,332
Common shares and warrants issued (Shares)	14,350,000
Ending Balance at Dec. 31, 2018	$ 79,376,206	8,221,178	(59,315,152)	$ 28,282,232
Ending Balance (Shares) at Dec. 31, 2018	93,694,956			93,694,956
Loss for the year			(1,650,745)	$ (1,650,745)
Share-based payments		190,469		190,469
Common shares and warrants issued	$ 465,080			465,080
Common shares and warrants issued (Shares)	1,586,023
Ending Balance at Dec. 31, 2019	$ 79,841,286	$ 8,411,647	$ (60,965,897)	$ 27,287,036
Ending Balance (Shares) at Dec. 31, 2019	95,280,979			95,280,979